ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Research and development costs	$ 608,019	$ 504,787	$ 1,945,043	$ 1,008,127	$ 1,882,345	$ 332,642
Uninsured cash and cash equivalents	$ 3,463,816		$ 3,463,816		$ 6,269,116
Anti-dilutive outstanding options excluded	2,526,443	1,344,687	2,526,443	1,344,687
Cash rent payments			$ 39,700
Rent expense			$ 25,500
Computer software developed or acquired for internal use | Minimum
Estimated useful life			3 years
Computer software developed or acquired for internal use | Maximum
Estimated useful life			10 years
Computers and equipment | Minimum
Estimated useful life			3 years
Computers and equipment | Maximum
Estimated useful life			10 years
Office Equipment | Minimum
Estimated useful life			2 years
Office Equipment | Maximum
Estimated useful life			3 years
Buildings and improvements | Minimum
Estimated useful life			5 years
Buildings and improvements | Maximum
Estimated useful life			15 years
Machinery and equipment | Minimum
Estimated useful life			1 year
Machinery and equipment | Maximum
Estimated useful life			5 years